Summary of Significant Accounting Policies - Additional information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Line Items]
Accounts Receivable	$ 24,980,000	$ 17,717,000
Number of major customers	4	3
Impairment Expense	20,585,000	14,631,000	8,863,000
Deferred financing costs and other assets	9,524,000	5,637,000
Amortization expense	1,200,000	800,000	500,000
Debt issuance costs	6,100,000	2,600,000	700,000
Debt issuance costs, accumulated amortization	1,900,000	1,100,000	600,000
Accretion expense	2,100,000	1,500,000	1,700,000
Increase in estimated present value of asset retirement obligations	3,953,000	0
Income tax examination minimum likelihood of tax benefits being realized upon ultimate settlement	50.00%
Capitalized interest costs	3,000,000	1,200,000	0
Common stock, shares outstanding	53,213,264	44,859,220
Options outstanding	502,253	698,327	826,511	873,837
Stock Appreciation Rights (SARs)
Accounting Policies [Line Items]
Stock appreciation rights outstanding	20,500
Illinois and Appalachian Basin Operations | Field Vehicles
Accounting Policies [Line Items]
Capital leases	1,600,000	2,300,000
Remaining obligation to be paid on capital leases	1,500,000
Illinois and Appalachian Basin Operations | Field Vehicles | Long-term Debt
Accounting Policies [Line Items]
Remaining obligation to be paid on capital leases	1,000,000
Illinois and Appalachian Basin Operations | Field Vehicles | Accounts Payable
Accounting Policies [Line Items]
Remaining obligation to be paid on capital leases	500,000
Sumitomo Corporation
Accounting Policies [Line Items]
Receivable from related party	2,100,000	3,000,000
Asset Retirement Obligation Costs
Accounting Policies [Line Items]
Increase in estimated present value of asset retirement obligations	4,000,000
Minimum
Accounting Policies [Line Items]
Service properties, equipment and other assets, estimated useful lives	3 years
Payment period for oil and natural gas purchases after end of each production month	30 days
Minimum | Deferred Financing Costs
Accounting Policies [Line Items]
Estimated lives of intangible assets	3 years
Maximum
Accounting Policies [Line Items]
Service properties, equipment and other assets, estimated useful lives	40 years
Payment period for oil and natural gas purchases after end of each production month	60 days
Maximum | Deferred Financing Costs
Accounting Policies [Line Items]
Estimated lives of intangible assets	8 years
Oil And Gas Production
Accounting Policies [Line Items]
Accounts Receivable	18,100,000	13,600,000
Oil And Gas Production | Major Customers
Accounting Policies [Line Items]
Accounts Receivable	$ 16,300,000	$ 12,900,000